Investments in affiliates - Wholly Owned Subsidiaries (Details) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2015 USD ($)	Dec. 31, 2016 USD ($) item	Dec. 31, 2015 USD ($)
Suez Canal
Schedule of Equity Method Investments [Line Items]
TEU | item		5,610
Genoa
Schedule of Equity Method Investments [Line Items]
TEU | item		5,544
NYK Lodestar
Schedule of Equity Method Investments [Line Items]
TEU | item		6,422
NYK Leo
Schedule of Equity Method Investments [Line Items]
TEU | item		6,422
Gemini
Schedule of Equity Method Investments [Line Items]
Ownership (as a percent)	49.00%	49.00%
Gemini
Schedule of Equity Method Investments [Line Items]
Capital lease obligations assumed | $	$ 35.4
Borrowings under a secured loan facility | $	19.0
Proceeds from equity contributions | $	$ 47.4
Net assets | $		$ 10.3	$ 23.0
Gemini | Entities that leases Suez Canal and Genoa and owns NYK Lodestar
Schedule of Equity Method Investments [Line Items]
Acquired interest	100.00%
Virage | Gemini
Schedule of Equity Method Investments [Line Items]
Ownership (as a percent)	51.00%